CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 475,988	2,953,314	2,699,103	2,549,856
Cost of goods sold	(277,664)	(1,722,792)	(1,520,796)	(1,369,312)
Gross profit	198,324	1,230,522	1,178,307	1,180,544
Sales, marketing and other operating expenses	(176,965)	(1,098,000)	(1,026,798)	(1,011,695)
General and administrative expenses	(20,239)	(125,577)	(121,542)	(115,734)
Impairment losses of property and equipment	(1,592)	(9,877)	(6,984)	(7,649)
Other income				1,480
Income / (loss) from operations	(472)	(2,932)	22,983	46,946
Interest income	1,166	7,234	15,713	16,435
Dividend income from cost method investments	943	5,852	5,232	4,528
Equity in income of an equity method investee				1,337
Gain on disposal of an equity method investee				68,440
Other income	497	3,082
Other loss	(86)	(535)
Income before income tax expense	2,048	12,701	43,928	137,686
Income tax expense	(4,267)	(26,472)	(32,100)	(47,594)
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd.	(2,219)	(13,771)	11,828	90,092
Earnings / (loss) per ordinary share:
Basic	$ (0.01)	(0.07)	0.06	0.45
Diluted	$ (0.01)	(0.07)	0.06	0.45
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(20)	(123)	65	(555)
Comprehensive income / (loss) attributable to China Nepstar Chain Drugstore Ltd.	$ (2,239)	(13,894)	11,893	89,537